Schedule of Investments (unaudited) September 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Boeing Co.(a)	462,773	$101,782,294
General Dynamics Corp.	192,699	37,774,785
Howmet Aerospace, Inc.	329,069	10,266,953
Huntington Ingalls Industries, Inc.	34,143	6,591,648
L3Harris Technologies, Inc.	168,939	37,207,125
Lockheed Martin Corp.	205,897	71,055,055
Northrop Grumman Corp.	126,017	45,385,022
Raytheon Technologies Corp.	1,267,717	108,972,953
Textron, Inc.	190,009	13,264,528
TransDigm Group, Inc.(a)	44,018	27,492,322

		459,792,685

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	112,996	9,830,652
Expeditors International of Washington, Inc.	140,904	16,785,894
FedEx Corp.	205,504	45,064,972
United Parcel Service, Inc., Class B	612,295	111,498,919

		183,180,437

Airlines(a) — 0.3%
Alaska Air Group, Inc.	104,278	6,110,691
American Airlines Group, Inc.	546,838	11,221,116
Delta Air Lines, Inc.	535,595	22,821,703
Southwest Airlines Co.	495,402	25,478,525
United Airlines Holdings, Inc.	274,606	13,063,007

		78,695,042

Auto Components — 0.1%
Aptiv PLC(a)	227,531	33,895,293
BorgWarner, Inc.	203,548	8,795,309

		42,690,602

Automobiles(a) — 2.1%
Ford Motor Co.	3,300,651	46,737,218
General Motors Co.	1,220,506	64,332,872
Tesla, Inc.	682,194	529,027,803

		640,097,893

Banks — 4.4%
Bank of America Corp.	6,225,695	264,280,753
Citigroup, Inc.	1,703,977	119,585,106
Citizens Financial Group, Inc.	358,562	16,845,243
Comerica, Inc.	118,483	9,537,882
Fifth Third Bancorp	592,621	25,150,835
First Republic Bank	149,355	28,807,592
Huntington Bancshares, Inc.	1,237,029	19,124,468
JPMorgan Chase & Co.	2,512,229	411,226,765
KeyCorp	823,635	17,806,989
M&T Bank Corp.	109,183	16,305,389
People’s United Financial, Inc.	362,910	6,340,038
PNC Financial Services Group, Inc.	357,659	69,972,407
Regions Financial Corp.	819,317	17,459,645
SVB Financial Group(a)	49,321	31,904,769
Truist Financial Corp.	1,132,134	66,399,659
U.S. Bancorp	1,141,194	67,832,571
Wells Fargo & Co.	3,452,379	160,224,909
Zions Bancorp NA	139,023	8,604,133

		1,357,409,153

Beverages — 1.4%
Brown-Forman Corp., Class B	152,675	10,230,752
Coca-Cola Co.	3,266,742	171,405,953
Constellation Brands, Inc., Class A	142,194	29,958,854

Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	161,725	$7,500,805
Monster Beverage Corp.(a)	310,550	27,586,156
PepsiCo, Inc.	1,163,102	174,942,172

		421,624,692

Biotechnology — 1.9%
AbbVie, Inc.	1,486,863	160,387,912
Amgen, Inc.	477,410	101,521,236
Biogen, Inc.(a)	126,742	35,866,719
Gilead Sciences, Inc.	1,055,808	73,748,189
Incyte Corp.(a)	157,004	10,798,735
Moderna, Inc.(a)	295,240	113,626,066
Regeneron Pharmaceuticals, Inc.(a)	88,136	53,338,144
Vertex Pharmaceuticals, Inc.(a)	217,922	39,528,872

		588,815,873

Building Products — 0.5%
A O Smith Corp.	112,155	6,849,306
Allegion plc	76,360	10,093,265
Carrier Global Corp.	729,501	37,758,972
Fortune Brands Home & Security, Inc.	116,125	10,383,898
Johnson Controls International PLC	602,055	40,987,904
Masco Corp.	213,495	11,859,647
Trane Technologies PLC	201,320	34,757,898

		152,690,890

Capital Markets — 3.0%
Ameriprise Financial, Inc.	97,684	25,800,298
Bank of New York Mellon Corp.	678,570	35,177,069
BlackRock, Inc.(b)	120,278	100,872,347
Cboe Global Markets, Inc.	90,101	11,159,910
Charles Schwab Corp.	1,262,626	91,969,678
CME Group, Inc.	302,297	58,458,194
Franklin Resources, Inc.	229,824	6,830,369
Goldman Sachs Group, Inc.	283,407	107,136,348
Intercontinental Exchange, Inc.	473,755	54,396,549
Invesco Ltd.	287,050	6,920,776
MarketAxess Holdings, Inc.	31,620	13,302,218
Moody’s Corp.	135,528	48,127,348
Morgan Stanley	1,227,169	119,415,815
MSCI, Inc.	69,386	42,210,279
Nasdaq, Inc.	97,481	18,815,783
Northern Trust Corp.	176,469	19,025,123
Raymond James Financial, Inc.	153,484	14,163,504
S&P Global, Inc.	202,797	86,166,417
State Street Corp.	292,762	24,802,797
T. Rowe Price Group, Inc.	190,975	37,564,782

		922,315,604

Chemicals — 1.7%
Air Products & Chemicals, Inc.	186,309	47,715,598
Albemarle Corp.	99,057	21,690,511
Celanese Corp.	95,994	14,460,536
CF Industries Holdings, Inc.	183,713	10,254,860
Corteva, Inc.	622,717	26,203,931
Dow, Inc.	628,840	36,196,030
DuPont de Nemours, Inc.	447,113	30,399,213
Eastman Chemical Co.	115,913	11,677,076
Ecolab, Inc.	209,419	43,688,992
FMC Corp.	107,378	9,831,530
International Flavors & Fragrances, Inc.	209,142	27,966,468
Linde plc	434,162	127,374,447
LyondellBasell Industries NV, Class A	215,461	20,221,015

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	291,461	$10,410,987
PPG Industries, Inc.	199,394	28,515,336
Sherwin-Williams Co.	203,656	56,968,693

		523,575,223

Commercial Services & Supplies — 0.4%
Cintas Corp.	74,088	28,202,338
Copart, Inc.(a)	175,260	24,312,067
Republic Services, Inc.	178,694	21,454,002
Rollins, Inc.	182,239	6,438,504
Waste Management, Inc.	326,931	48,830,414

		129,237,325

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	46,249	15,893,006
Cisco Systems, Inc.	3,547,654	193,098,807
F5 Networks, Inc.(a)	50,186	9,975,973
Juniper Networks, Inc.	278,138	7,654,358
Motorola Solutions, Inc.	142,665	33,143,933

		259,766,077

Construction & Engineering — 0.0%
Quanta Services, Inc.	118,529	13,490,971

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	52,614	17,977,152
Vulcan Materials Co.	110,809	18,744,450

		36,721,602

Consumer Finance — 0.7%
American Express Co.	541,001	90,633,898
Capital One Financial Corp.	375,061	60,748,630
Discover Financial Services	256,204	31,474,661
Synchrony Financial	478,962	23,411,663

		206,268,852

Containers & Packaging — 0.3%
Amcor PLC	1,308,449	15,164,924
Avery Dennison Corp.	70,445	14,596,908
Ball Corp.	274,908	24,733,473
International Paper Co.	332,451	18,590,660
Packaging Corp. of America	79,157	10,879,338
Sealed Air Corp.	127,950	7,010,381
Westrock Co.	221,545	11,039,587

		102,015,271

Distributors — 0.1%
Genuine Parts Co.	122,105	14,802,789
LKQ Corp.(a)	235,216	11,836,069
Pool Corp.	33,768	14,669,157

		41,308,015

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	1,558,433	425,358,703

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	6,010,684	162,348,575
Lumen Technologies, Inc.	831,910	10,307,365
Verizon Communications, Inc.	3,485,243	188,237,974

		360,893,914

Electric Utilities — 1.5%
Alliant Energy Corp.	212,278	11,883,322
American Electric Power Co., Inc.	420,474	34,134,079
Duke Energy Corp.	647,553	63,194,697
Edison International	319,423	17,718,394
Entergy Corp.	170,291	16,911,599

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	194,569	$12,102,192
Eversource Energy	287,721	23,524,069
Exelon Corp.	824,237	39,843,617
FirstEnergy Corp.	461,583	16,441,587
NextEra Energy, Inc.	1,651,208	129,652,852
NRG Energy, Inc.	201,183	8,214,302
Pinnacle West Capital Corp.	93,097	6,736,499
PPL Corp.	652,978	18,205,027
Southern Co.	891,189	55,226,982
Xcel Energy, Inc.	452,156	28,259,750

		482,048,968

Electrical Equipment — 0.6%
AMETEK, Inc.	194,395	24,106,924
Eaton Corp. PLC	335,470	50,089,026
Emerson Electric Co.	504,847	47,556,588
Generac Holdings, Inc.(a)	52,714	21,542,630
Rockwell Automation, Inc.	97,930	28,795,337

		172,090,505

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	504,094	36,914,803
CDW Corp.	117,995	21,477,450
Corning, Inc.	649,904	23,714,997
IPG Photonics Corp.(a)(c)	29,995	4,751,208
Keysight Technologies, Inc.(a)	154,868	25,443,264
TE Connectivity Ltd.	277,994	38,146,337
Teledyne Technologies, Inc.(a)	39,097	16,795,289
Trimble, Inc.(a)	210,161	17,285,742
Zebra Technologies Corp., Class A(a)	45,233	23,313,993

		207,843,083

Energy Equipment & Services — 0.2%
Baker Hughes Co.	696,533	17,225,261
Halliburton Co.	750,650	16,229,053
Schlumberger NV	1,176,733	34,878,366

		68,332,680

Entertainment — 1.9%
Activision Blizzard, Inc.	654,118	50,622,192
Electronic Arts, Inc.	240,021	34,142,987
Live Nation Entertainment, Inc.(a)	110,771	10,094,561
Netflix, Inc.(a)	372,103	227,109,345
Take-Two Interactive Software, Inc.(a)	98,152	15,122,279
Walt Disney Co.(a)	1,529,552	258,754,312

		595,845,676

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	114,784	21,931,779
American Tower Corp.	382,778	101,593,109
AvalonBay Communities, Inc.	117,068	25,946,952
Boston Properties, Inc.	119,633	12,962,236
Crown Castle International Corp.	363,832	63,059,362
Digital Realty Trust, Inc.	236,975	34,231,039
Duke Realty Corp.	314,255	15,043,387
Equinix, Inc.	75,411	59,584,493
Equity Residential	288,204	23,321,468
Essex Property Trust, Inc.	55,122	17,624,708
Extra Space Storage, Inc.	111,693	18,763,307
Federal Realty Investment Trust	58,771	6,934,390
Healthpeak Properties, Inc.	457,368	15,312,681
Host Hotels & Resorts, Inc.(a)	586,178	9,572,287
Iron Mountain, Inc.	244,276	10,613,792
Kimco Realty Corp.	505,766	10,494,644
Mid-America Apartment Communities, Inc.	97,160	18,144,630

2

Schedule of Investments (unaudited) (continued) September 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	622,765	$78,113,414
Public Storage	128,153	38,074,256
Realty Income Corp.	327,370	21,233,218
Regency Centers Corp.	131,429	8,849,115
SBA Communications Corp.	92,432	30,555,246
Simon Property Group, Inc.	276,411	35,925,138
UDR, Inc.	234,594	12,428,790
Ventas, Inc.	315,329	17,409,314
Vornado Realty Trust	135,460	5,690,675
Welltower, Inc.	350,733	28,900,399
Weyerhaeuser Co.	627,144	22,307,512

		764,621,341

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	372,148	167,224,704
Kroger Co.	571,684	23,113,184
Sysco Corp.	430,072	33,760,652
Walgreens Boots Alliance, Inc.	602,306	28,338,497
Walmart, Inc.	1,201,481	167,462,422

		419,899,459

Food Products — 0.9%
Archer-Daniels-Midland Co.	468,990	28,144,090
Campbell Soup Co.	172,290	7,203,445
Conagra Brands, Inc.	401,277	13,591,252
General Mills, Inc.	515,032	30,809,214
Hershey Co.	122,861	20,794,224
Hormel Foods Corp.	239,218	9,807,938
J.M. Smucker Co.	91,126	10,937,854
Kellogg Co.	213,833	13,668,205
Kraft Heinz Co.	565,695	20,828,890
Lamb Weston Holdings, Inc.	124,846	7,661,799
McCormick & Co., Inc.	207,835	16,840,870
Mondelez International, Inc., Class A	1,182,531	68,799,654
Tyson Foods, Inc., Class A	248,636	19,627,326

		268,714,761

Gas Utilities — 0.0%
Atmos Energy Corp.	110,895	9,780,939

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	1,490,459	176,067,922
ABIOMED, Inc.(a)	37,886	12,332,651
Align Technology, Inc.(a)	61,778	41,108,934
Baxter International, Inc.	423,317	34,047,386
Becton Dickinson and Co.	241,449	59,352,993
Boston Scientific Corp.(a)	1,196,169	51,901,773
Cooper Cos., Inc.(c)	41,795	17,274,291
DENTSPLY SIRONA, Inc.	185,620	10,775,241
DexCom, Inc.(a)(c)	81,364	44,494,717
Edwards Lifesciences Corp.(a)	523,314	59,244,378
Hologic, Inc.(a)	217,879	16,081,649
IDEXX Laboratories, Inc.(a)	71,792	44,647,445
Intuitive Surgical, Inc.(a)	99,684	99,100,848
Medtronic PLC	1,132,602	141,971,661
ResMed, Inc.	122,238	32,215,825
STERIS PLC	82,863	16,927,254
Stryker Corp.	282,162	74,411,763
Teleflex, Inc.	39,660	14,933,973
West Pharmaceutical Services, Inc.	61,820	26,245,063
Zimmer Biomet Holdings, Inc.	174,977	25,609,634

		998,745,401

Security	Shares	Value

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	124,418	$14,861,730
Anthem, Inc.	206,115	76,839,672
Cardinal Health, Inc.	248,056	12,268,850
Centene Corp.(a)	490,310	30,551,216
Cigna Corp.	288,871	57,820,419
CVS Health Corp.	1,108,330	94,052,884
DaVita, Inc.(a)	60,955	7,086,628
HCA Healthcare, Inc.	207,248	50,303,235
Henry Schein, Inc.(a)(c)	118,442	9,020,543
Humana, Inc.	108,608	42,264,803
Laboratory Corp. of America Holdings(a)	81,724	23,000,403
McKesson Corp.	132,700	26,457,726
Quest Diagnostics, Inc.	102,721	14,926,388
UnitedHealth Group, Inc.	792,738	309,754,446
Universal Health Services, Inc., Class B	65,069	9,003,598

		778,212,541

Health Care Technology — 0.1%
Cerner Corp.	253,016	17,842,688

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(a)	34,560	82,040,947
Caesars Entertainment, Inc.(a)(c)	177,113	19,886,248
Carnival Corp.(a)	677,484	16,943,875
Chipotle Mexican Grill, Inc.(a)	23,694	43,064,319
Darden Restaurants, Inc.	109,918	16,649,279
Domino’s Pizza, Inc.	30,984	14,778,129
Expedia Group, Inc.(a)	118,186	19,370,685
Hilton Worldwide Holdings, Inc.(a)	234,479	30,977,021
Las Vegas Sands Corp.(a)	274,075	10,031,145
Marriott International, Inc., Class A(a)	229,982	34,058,034
McDonald’s Corp.	628,153	151,453,970
MGM Resorts International	345,525	14,909,404
Norwegian Cruise Line Holdings Ltd.(a)(c)	315,188	8,418,671
Penn National Gaming, Inc.(a)(c)	123,533	8,951,201
Royal Caribbean Cruises Ltd.(a)	184,059	16,372,048
Starbucks Corp.	991,931	109,419,909
Wynn Resorts Ltd.(a)	89,689	7,601,143
Yum! Brands, Inc.	250,266	30,610,034

		635,536,062

Household Durables — 0.4%
D.R. Horton, Inc.	274,922	23,085,200
Garmin Ltd.	127,190	19,772,958
Leggett & Platt, Inc.	111,006	4,977,509
Lennar Corp., Class A	230,882	21,629,026
Mohawk Industries, Inc.(a)	48,814	8,659,604
Newell Brands, Inc.	322,363	7,137,117
NVR, Inc.(a)	2,878	13,797,362
PulteGroup, Inc.	224,449	10,306,698
Whirlpool Corp.	52,405	10,683,283

		120,048,757

Household Products — 1.3%
Church & Dwight Co., Inc.	206,456	17,047,072
Clorox Co.	104,297	17,272,626
Colgate-Palmolive Co.	711,677	53,788,548
Kimberly-Clark Corp.	284,060	37,620,906
Procter & Gamble Co.	2,040,807	285,304,819

		411,033,971

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	558,229	12,744,368

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.1%
3M Co.	487,989	$85,603,030
General Electric Co.	923,768	95,175,817
Honeywell International, Inc.	580,438	123,215,379
Roper Technologies, Inc.	88,594	39,524,441

		343,518,667

Insurance — 1.9%
Aflac, Inc.	518,798	27,044,940
Allstate Corp.	251,993	32,081,229
American International Group, Inc.	721,630	39,610,271
Aon PLC, Class A	189,957	54,284,012
Arthur J. Gallagher & Co.	171,665	25,518,002
Assurant, Inc.	51,422	8,111,820
Brown & Brown, Inc.	196,507	10,896,313
Chubb Ltd.	368,861	63,990,006
Cincinnati Financial Corp.	126,390	14,436,266
Everest Re Group Ltd.	33,258	8,340,441
Globe Life, Inc.	77,552	6,904,455
Hartford Financial Services Group, Inc.	300,917	21,139,419
Lincoln National Corp.	152,238	10,466,362
Loews Corp.	170,875	9,215,289
Marsh & McLennan Cos., Inc.	428,099	64,827,032
MetLife, Inc.	612,355	37,800,674
Principal Financial Group, Inc.	215,671	13,889,212
Progressive Corp.	492,601	44,526,204
Prudential Financial, Inc.	331,278	34,850,446
Travelers Cos., Inc.	210,469	31,993,393
W.R. Berkley Corp.	118,923	8,702,785
Willis Towers Watson PLC	108,797	25,290,951

		593,919,522

Interactive Media & Services(a) — 6.6%
Alphabet, Inc., Class A	253,179	676,879,120
Alphabet, Inc., Class C	236,874	631,342,641
Facebook, Inc., Class A	2,004,140	680,185,074
Match Group, Inc.	232,723	36,535,184
Twitter, Inc.	671,889	40,575,377

		2,065,517,396

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)	366,170	1,202,883,097
eBay, Inc.	544,772	37,954,265
Etsy, Inc.(a)(c)	107,866	22,431,813

		1,263,269,175

IT Services — 4.8%
Accenture PLC, Class A	533,137	170,561,189
Akamai Technologies, Inc.(a)	137,627	14,394,408
Automatic Data Processing, Inc.	358,215	71,614,343
Broadridge Financial Solutions, Inc.	96,708	16,115,421
Cognizant Technology Solutions Corp., Class A	445,044	33,026,715
DXC Technology Co.(a)	212,880	7,154,897
Fidelity National Information Services, Inc.	522,042	63,522,071
Fiserv, Inc.(a)	501,389	54,400,706
FleetCor Technologies, Inc.(a)(c)	69,975	18,282,368
Gartner, Inc.(a)	70,326	21,370,665
Global Payments, Inc.	248,522	39,162,097
International Business Machines Corp.	752,197	104,502,729
Jack Henry & Associates, Inc.	63,214	10,370,889
Mastercard, Inc., Class A	732,408	254,643,613
Paychex, Inc.	269,402	30,294,255
PayPal Holdings, Inc.(a)	988,924	257,327,914

Security	Shares	Value

IT Services (continued)
VeriSign, Inc.(a)	82,771	$16,968,883
Visa, Inc., Class A	1,418,850	316,048,837
Western Union Co.	348,604	7,048,773

		1,506,810,773

Leisure Products — 0.0%
Hasbro, Inc.	109,344	9,755,672

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	255,445	40,240,251
Bio-Rad Laboratories, Inc., Class A(a)	18,020	13,442,019
Bio-Techne Corp.	32,720	15,855,130
Charles River Laboratories International, Inc.(a)	42,647	17,599,137
Danaher Corp.	534,411	162,696,085
Illumina, Inc.(a)	122,908	49,852,714
IQVIA Holdings, Inc.(a)	161,346	38,648,821
Mettler-Toledo International, Inc.(a)	19,589	26,981,105
PerkinElmer, Inc.	93,759	16,247,497
Thermo Fisher Scientific, Inc.	330,864	189,032,529
Waters Corp.(a)	52,362	18,708,943

		589,304,231

Machinery — 1.5%
Caterpillar, Inc.	461,145	88,526,006
Cummins, Inc.	123,078	27,638,396
Deere & Co.	238,655	79,966,131
Dover Corp.	122,144	18,993,392
Fortive Corp.	301,310	21,263,447
IDEX Corp.	64,439	13,335,651
Illinois Tool Works, Inc.	241,988	50,001,981
Ingersoll Rand, Inc.(a)(c)	340,640	17,171,662
Otis Worldwide Corp.	358,805	29,522,475
PACCAR, Inc.	291,061	22,970,534
Parker-Hannifin Corp.	108,526	30,346,040
Pentair PLC	138,010	10,023,666
Snap-on, Inc.	45,895	9,589,760
Stanley Black & Decker, Inc.	135,562	23,765,374
Westinghouse Air Brake Technologies Corp.	158,926	13,701,011
Xylem, Inc.	152,793	18,897,438

		475,712,964

Media — 1.2%
Charter Communications, Inc., Class A(a)	106,636	77,584,088
Comcast Corp., Class A	3,859,671	215,871,399
Discovery, Inc., Class A(a)(c)	143,129	3,632,614
Discovery, Inc., Class C(a)(c)	254,964	6,187,976
DISH Network Corp., Class A(a)(c)	205,755	8,942,113
Fox Corp., Class A	280,017	11,231,482
Fox Corp., Class B	124,115	4,607,149
Interpublic Group of Cos., Inc.	330,733	12,127,979
News Corp., Class A	321,091	7,555,271
News Corp., Class B	114,231	2,653,586
Omnicom Group, Inc.	180,687	13,092,580
ViacomCBS, Inc., Class B	506,664	20,018,295

		383,504,532

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,233,728	40,133,172
Newmont Corp.	674,444	36,622,309
Nucor Corp.	250,753	24,696,663

		101,452,144

4

Schedule of Investments (unaudited) (continued) September 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail — 0.5%
Dollar General Corp.	198,845	$42,182,978
Dollar Tree, Inc.(a)	194,343	18,602,512
Target Corp.	416,475	95,276,986

		156,062,476

Multi-Utilities — 0.7%
Ameren Corp.	216,876	17,566,956
CenterPoint Energy, Inc.	492,640	12,118,944
CMS Energy Corp.	245,651	14,672,734
Consolidated Edison, Inc.	289,441	21,010,522
Dominion Energy, Inc.	678,958	49,577,513
DTE Energy Co.	161,717	18,065,406
NiSource, Inc.	332,857	8,065,125
Public Service Enterprise Group, Inc.	424,062	25,825,376
Sempra Energy	265,045	33,528,193
WEC Energy Group, Inc.	264,960	23,369,472

		223,800,241

Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	317,469	6,803,361
Cabot Oil & Gas Corp.	344,150	7,488,704
Chevron Corp.	1,627,059	165,065,135
ConocoPhillips	1,135,985	76,985,703
Devon Energy Corp.	529,331	18,796,544
Diamondback Energy, Inc.	143,084	13,545,762
EOG Resources, Inc.	492,292	39,516,279
Exxon Mobil Corp.	3,563,930	209,630,363
Hess Corp.	230,842	18,031,069
Kinder Morgan, Inc.	1,636,136	27,372,555
Marathon Oil Corp.	660,608	9,030,511
Marathon Petroleum Corp.	536,294	33,148,332
Occidental Petroleum Corp.(c)	745,767	22,059,788
ONEOK, Inc.	374,012	21,688,956
Phillips 66	367,836	25,759,555
Pioneer Natural Resources Co.	194,711	32,421,329
Valero Energy Corp.	346,896	24,480,451
Williams Cos., Inc.	1,030,913	26,741,883

		778,566,280

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	195,217	58,551,435

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,868,196	110,541,157
Catalent, Inc.(a)	144,561	19,236,732
Eli Lilly & Co.	670,091	154,824,526
Johnson & Johnson	2,216,878	358,025,797
Merck & Co., Inc.	2,131,569	160,102,148
Organon & Co.	212,173	6,957,153
Pfizer, Inc.	4,712,320	202,676,883
Viatris, Inc.	1,010,311	13,689,714
Zoetis, Inc.	399,674	77,592,710

		1,103,646,820

Professional Services — 0.4%
Equifax, Inc.	102,033	25,857,203
IHS Markit Ltd.	335,125	39,082,278
Jacobs Engineering Group, Inc.	109,619	14,527,806
Leidos Holdings, Inc.	112,849	10,848,174
Nielsen Holdings PLC	301,814	5,791,811
Robert Half International, Inc.	95,263	9,557,737
Verisk Analytics, Inc.	136,594	27,355,680

		133,020,689

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	281,234	$27,380,942

Road & Rail — 0.9%
CSX Corp.	1,912,812	56,887,029
JB Hunt Transport Services, Inc.	69,564	11,632,492
Kansas City Southern	76,220	20,628,181
Norfolk Southern Corp.	207,637	49,677,152
Old Dominion Freight Line, Inc.	80,360	22,981,353
Union Pacific Corp.	548,259	107,464,246

		269,270,453

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)	1,022,844	105,250,648
Analog Devices, Inc.	453,972	76,031,231
Applied Materials, Inc.	772,517	99,446,113
Broadcom, Inc.	343,722	166,681,110
Enphase Energy, Inc.(a)	113,469	17,016,946
Intel Corp.	3,399,319	181,115,716
KLA Corp.	129,038	43,164,501
Lam Research Corp.	120,061	68,332,718
Microchip Technology, Inc.	229,974	35,298,709
Micron Technology, Inc.	944,044	67,008,243
Monolithic Power Systems, Inc.	36,500	17,690,820
NVIDIA Corp.	2,097,848	434,590,192
NXP Semiconductors NV	222,907	43,660,794
Qorvo, Inc.(a)	94,681	15,829,716
Qualcomm, Inc.	949,587	122,477,731
Skyworks Solutions, Inc.	138,467	22,816,592
Teradyne, Inc.	139,968	15,280,307
Texas Instruments, Inc.	777,452	149,434,049
Xilinx, Inc.	206,340	31,155,277

		1,712,281,413

Software — 9.1%
Adobe, Inc.(a)	400,523	230,589,102
ANSYS, Inc.(a)	73,962	25,180,363
Autodesk, Inc.(a)(c)	185,214	52,817,476
Cadence Design Systems, Inc.(a)	235,337	35,639,435
Ceridian HCM Holding, Inc.(a)(c)	113,394	12,770,432
Citrix Systems, Inc.	103,740	11,138,564
Fortinet, Inc.(a)	114,050	33,307,162
Intuit, Inc.	230,038	124,107,801
Microsoft Corp.	6,317,987	1,781,166,895
NortonLifeLock, Inc.	492,908	12,470,572
Oracle Corp.	1,384,916	120,667,731
Paycom Software, Inc.(a)	41,128	20,389,206
PTC, Inc.(a)	88,186	10,563,801
salesforce.com, Inc.(a)	816,793	221,530,598
ServiceNow, Inc.(a)	166,218	103,432,475
Synopsys, Inc.(a)	128,358	38,431,669
Tyler Technologies, Inc.(a)	34,150	15,662,898

		2,849,866,180

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	55,426	11,577,937
AutoZone, Inc.(a)	18,149	30,816,821
Bath & Body Works, Inc.	222,582	14,029,343
Best Buy Co., Inc.	187,470	19,817,454
CarMax, Inc.(a)(c)	136,909	17,518,876
Gap, Inc.	171,031	3,882,404
Home Depot, Inc.	895,085	293,820,602
Lowe’s Cos., Inc.	595,083	120,718,537
O’Reilly Automotive, Inc.(a)	58,683	35,858,834

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.	300,147	$32,671,001
TJX Cos., Inc.	1,015,246	66,985,931
Tractor Supply Co.	97,021	19,657,425
Ulta Beauty, Inc.(a)	46,520	16,789,998

		684,145,163

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	13,205,297	1,868,549,525
Hewlett Packard Enterprise Co.	1,101,086	15,690,476
HP, Inc.	1,009,100	27,608,976
NetApp, Inc.	187,617	16,840,502
Seagate Technology Holdings PLC	176,044	14,527,151
Western Digital Corp.(a)	260,073	14,678,520

		1,957,895,150

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	298,358	5,119,823
NIKE, Inc., Class B	1,073,299	155,875,214
PVH Corp.(a)	60,241	6,192,172
Ralph Lauren Corp.	39,948	4,435,826
Tapestry, Inc.	237,843	8,804,948
Under Armour, Inc., Class A(a)	150,302	3,033,094
Under Armour, Inc., Class C(a)	169,421	2,968,256
VF Corp.	269,154	18,030,627

		204,459,960

Tobacco — 0.6%
Altria Group, Inc.	1,557,927	70,916,837
Philip Morris International, Inc.	1,312,027	124,367,039

		195,283,876

Trading Companies & Distributors — 0.2%
Fastenal Co.	481,642	24,857,544
United Rentals, Inc.(a)	61,424	21,555,524
W.W. Grainger, Inc.	36,543	14,363,591

		60,776,659

Water Utilities — 0.1%
American Water Works Co., Inc.	153,076	25,875,967

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)(c)	493,333	$63,028,224

Total Common Stocks — 98.7% (Cost: $13,277,551,233)		30,745,967,028

Investment Companies

Equity Funds — 0.3%
iShares Core S&P 500 ETF(b)	192,742	83,037,108

Total Investment Companies — 0.3% (Cost: $83,241,641)		83,037,108

Total Long-Term Investments — 99.0% (Cost: $13,360,792,874)		30,829,004,136

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(d)(e)	44,730,425	44,752,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)(d)	273,701,777	273,701,777

Total Short-Term Securities — 1.0% (Cost: $318,433,193)		318,454,567

Total Investments — 100.0% (Cost: $13,679,226,067)		31,147,458,703

Liabilities in Excess of Other Assets — 0.0%		(7,260,866)

Net Assets — 100.0%		$31,140,197,837

(a)	Non-income producing security.
(b)	Affiliate of the Master Portfolio.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$161,818,190	$—		$(117,057,250	)(a)	$118,287	$(126,437)	$44,752,790	44,730,425	$345,912	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	82,440,013	191,261,764	(a)	—		—	—	273,701,777	273,701,777	20,091		—
BlackRock, Inc.	87,650,514	1,662,104		(2,429,331)		532,851	13,456,209	100,872,347	120,278	1,478,631		—
iShares Core S&P 500 ETF	4,286,954	494,410,686		(444,124,987)		30,125,872	(1,661,417)	83,037,108	192,742	1,560,267		—

						$30,777,010	$11,668,355	$502,364,022		$3,404,901		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6

Schedule of Investments (unaudited) (continued) September 30, 2021	S&P 500 Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,354	12/17/21	$290,958	$(11,120,569)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$30,745,967,028	$—	$—	$30,745,967,028
Investment Companies	83,037,108	—	—	83,037,108
Short-Term Securities
Money Market Funds	318,454,567	—	—	318,454,567

	$31,147,458,703	$—	$—	$31,147,458,703

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,120,569)	$—	$—	$(11,120,569)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7